OTHER ASSETS (Detail Textuals) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2016	Dec. 31, 2013
Other Assets [Line Items]
Impairment losses	¥ 0	¥ 0
Impairment losses for commission and fee receivables	2,323,085	2,323,085
Huangpu Ronghe
Other Assets [Line Items]
Percentage of paid up capital invested				10.00%
Paid-in capital	100,000,000	100,000,000
Amount of investment	10,000,000	10,000,000
Qingyuan Rural
Other Assets [Line Items]
Percentage of paid up capital invested			2.14%
Paid-in capital	140,000,000	140,000,000
Amount of investment	¥ 30,010,000	¥ 30,010,000